Schedule of Promissory Note Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 1,193,641
Additions	51,659	1,219,358
Repayments	(161,139)	(23,745)
Accrued interest		17,733
Foreign exchange loss on revaluation		(19,705)
Write-off	(22,099)
Balance, December 31, 2022	1,062,062	1,193,641
Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	1,158,832
Additions		1,184,549
Repayments	(136,611)	(23,745)
Accrued interest		17,733
Foreign exchange loss on revaluation		(19,705)
Write-off	(22,099)
Balance, December 31, 2022	1,000,122	1,158,832
Amounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	34,809
Additions	51,659	34,809
Repayments	(24,528)
Accrued interest
Foreign exchange loss on revaluation
Write-off
Balance, December 31, 2022	$ 61,940	$ 34,809